Average Annual Total Returns - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO - Select Consumer Staples Portfolio	Apr. 29, 2023
Fidelity Advisor Consumer Staples Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(6.44%)
Past 5 years	5.56%
Past 10 years	7.84%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.12%)
Past 5 years	3.96%
Past 10 years	6.17%
Fidelity Advisor Consumer Staples Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.33%)
Past 5 years	4.07%
Past 10 years	5.97%
Fidelity Advisor Consumer Staples Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(2.43%)
Past 5 years	6.02%
Past 10 years	7.83%
Fidelity Advisor Consumer Staples Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(4.44%)
Past 5 years	5.77%
Past 10 years	7.80%
Fidelity Advisor Consumer Staples Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(0.46%)
Past 5 years	7.11%
Past 10 years	8.77%
Fidelity Advisor Consumer Staples Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(0.33%)
Since Inception	10.09%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1506
Average Annual Return:
Past 1 year	(1.68%)
Past 5 years	8.40%
Past 10 years	10.88%

[1]	A From October 2, 2018